UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
(Address of principal executive offices) (Zip code)

213 Foxcroft Road
Broomall, PA 19008
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

ValueShares U.S. Quantitative Value ETF

ValueShares International Quantitative Value ETF

Annual Report

September 30, 2015

ALPHA ARCHITECT ETF TRUST

Affordable Active Alpha* | Built to Beat Behavioral Bias | Empower Through Education®

Dear Alpha Architect ETF Trust Shareholders,

Thank you for your investment in the ValueShares U.S Quantitative Value ETF (“QVAL”) and ValueShares International Quantitative Value ETF (“IVAL”), collectively referred to herein as “The Funds”. The information presented in this letter relates to the operations of QVAL and IVAL for the fiscal year ended September 30th, 2015.

The Funds are actively managed ETFs that employ a systematic process to identify what we believe are the cheapest, highest quality value stocks. The Funds’ investment adviser, Empowered Funds, LLC (the (“Adviser”), employs purely quantitative strategies, Accordingly, the investment strategies and approaches used in managing the Funds remain the same, regardless of market conditions. QVAL seeks to identify cheap, high quality stocks in the domestic (US) market while IVAL seeks to identify cheap, high quality stocks in international markets. Both funds target mid-large cap equities.

Fiscal year 2015 observed several market factors that, in our view, are worth noting. For the period between QVAL’s inception (October 22, 2014) and September 30, 2015, the spread between the S&P 500 Growth Total Return Index (4.26%) and the S&P 500 Value Total Return Index (-2.78%) was 7.04%. For the period between IVAL’s inception (December 17, 2014) and September 30, 2015, the spread between the MSCI EAFE Growth Total Return Index (-1.45%) and the MSCI EAFE Value Total Return Index (-6.64%) was 5.19%. Clearly, value-based strategies have faced headwinds during the periods highlighted. These results underscore the fact that value strategies can underperform a traditional capitalization-weighted portfolio in brisk equity environments.

The individual fund performance drivers are outlined below:

QVAL
For the time period from QVAL’s inception in October of 2014 through the fiscal year end of September 30, 2015, QVAL was down 7.10% at its market price and down 6.72% at NAV.

The best performing security in the Fund during the period was Humana Inc. (HUM), up 42.25%. The second best performing security was Aetna Inc. (AET), returning 41.13% for the period. The third best performing security for the period was Foot Locker Inc. (FL) higher by 32.70% for the period.

The worst performing security in the Fund during the period was Westlake Chemical Corp. (WLK), returning -41.73%. The second worst performing security was California Resources Corp. (CRC), down 39.62%. The third worst performing security was Fossil Group Inc. (FOSL), declining 37.48%.

For the period ending September 30, 2015, QVAL underperformed the S&P 500 Value TR Index by 4.32% at its market price.

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Affordable Active Alpha* | Built to Beat Behavioral Bias | Empower Through Education®

QVAL began distributing income to shareholders on a quarterly basis in December 2014 and continued its quarterly distribution in March, June and September 2015.

IVAL

For the time period from the fund’s inception in December of 2014 through the fiscal year end of September 30, 2015 IVAL was down 6.40% at its market price and down 5.96% at NAV.

The best performing security in the Fund during the period was Otsuka Corp. (4768), up 65.66%. The second best performing security was Alfresa Holdings Corp. (2784), returning 42.95% for the period. The third best performing security for the period was Berkeley Group Holdings (BKG) higher by 37.64% for the period.

The worst performing security in the Fund during the period was RWE AG (RWE), returning -47.21%. The second worst performing security was Seiko Epson Corp. (6724), down 37.65%. The third worst performing security was Fortescue Metals Group Ltd. (FMG), declining 33.20%.

For the period ending September 30, 2015, IVAL outperformed the MSCI EAFE Value TR Index by 0.24% at its market price.

IVAL began distributing income to shareholders on a quarterly basis in December 2014 and continued its quarterly distribution in March, June and September 2015.

We appreciate your investment in ValueShares U.S. Quantitative Value ETF and ValueShares International Quantitative Value ETF.

Sincerely,

Dr. Wesley R. Gray Ph.D.
Chief Executive Officer, Advisor to the Fund

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice. Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

T: +1.215.882.9983 | F: +1.216.245.3686 | www.AlphaArchitect.com | info@alphaarchitect.com

Affordable Active Alpha* | Built to Beat Behavioral Bias | Empower Through Education®

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. Because the Funds are non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

The S&P 500 Value Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The S&P 500 Growth Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The indexes do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.

*Alpha is defined as the excess return of the fund relative to the return of the benchmark index.

The Funds are distributed by Quasar Distributors, LLC. Fund’s investment advisor is Empowered Funds, LLC which is doing business as Alpha Architect.

T: +1.215.882.9983 | F: +1.216.245.3686 | www.AlphaArchitect.com | info@alphaarchitect.com

Growth of $10,000 (Unaudited)

Total Returns*
Since Inception
ValueShares U.S. Quantitative Value ETF	(6.72%)
S&P 500® Value Index	(2.78%)

The S&P® 500 Value Index is a measure of value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500®.

*This chart assumes an initial gross investment of $10,000 made on October 21, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2015 (Unaudited)

% of Net
Sector	Assets
Consumer Discretionary	34.7%
Information Technology	26.3%
Industrials	13.9%
Health Care	9.5%
Energy	7.4%
Consumer Staples	2.9%
Utilities	2.7%
Materials	2.5%
Cash	0.1%
100.0%

Growth of $10,000 (Unaudited)

Total Returns*
Since Inception
ValueShares International Quantitative Value ETF	(5.96%)
MSCI EAFE Value Index	(6.64%)

The MSCI EAFE Value Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries* around the world, excluding the US and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 487 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

*This chart assumes an initial gross investment of $10,000 made on December 16 , 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2015 (Unaudited)

% of Net
Sector	Assets
Consumer Discretionary	31.9%
Industrials	29.8%
Information Technology	12.3%
Materials	11.0%
Energy	6.5%
Utilities	3.7%
Consumer Staples	2.1%
Health Care	2.0%
Cash	0.7%
100.0%

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2015

Shares		Fair Value
COMMON STOCKS - 99.8%
Architectural, Engineering, and Related Services - 2.4%
27,087	Fluor Corp.	$1,147,134
Cable and Other Subscription Programming - 2.3%
22,435	Scripps Networks Interactive, Inc. Class A	1,103,578
Clothing Stores - 4.6%
13,239	Dillards, Inc. Class A	1,156,956
37,113	The Gap, Inc.	1,057,721
		2,214,677
Computer and Peripheral Equipment Manufacturing - 12.6%
11,008	Apple, Inc.	1,214,183
45,297	Hewlett Packard Co.	1,160,056
42,514	NetApp, Inc.	1,258,414
24,677	Seagate Technology PLC (a)	1,105,530
15,432	Western Digital Corp.	1,225,918
		5,964,101
Department Stores - 2.3%
23,187	Kohl’s Corp.	1,073,790
Electronic Shopping and Mail-Order Houses - 2.4%
46,308	eBay, Inc.	1,131,768
Electronics and Appliance Stores - 5.5%
39,658	Best Buy Co., Inc.	1,472,105
27,357	GameStop Corp. Class A	1,127,382
		2,599,487
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.3%
16,373	Caterpillar, Inc.	1,070,139
Home Furnishings Stores - 2.4%
20,278	Bed Bath & Beyond, Inc.	1,156,252
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 4.9%
30,033	Avnet, Inc.	1,281,808
22,613	WESCO International, Inc.	1,050,826
		2,332,634
Insurance Carriers - 7.2%
10,376	Aetna, Inc.	1,135,238
8,377	Anthem, Inc.	1,172,780
15,971	Molina Healthcare, Inc.	1,099,604
		3,407,622
Motor Vehicle Body and Trailer Manufacturing - 2.5%
22,529	Thor Industries, Inc.	1,167,002

The accompanying notes are an integral part of these financial statements.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2015

Shares		Fair Value
Natural Gas Distribution - 2.7%
30,025	Public Service Enterprise Group, Inc.	$1,265,854
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.4%
31,965	Garmin Ltd. (a)	1,146,904
Newspaper, Periodical, Book, and Directory Publishers - 2.3%
1,848	Graham Holdings Co.	1,066,296
Nondepository Credit Intermediation - 2.8%
36,591	H&R Block, Inc.	1,324,594
Nonmetallic Mineral Mining and Quarrying - 2.5%
15,277	Compass Minerals International, Inc.	1,197,258
Other Electrical Equipment and Component Manufacturing - 2.4%
25,665	Emerson Electric Co.	1,133,623
Other General Merchandise Stores - 3.0%
29,693	Big Lots, Inc.	1,422,889
Other General Purpose Machinery Manufacturing - 2.4%
33,848	ITT Corp.	1,131,539
Other Heavy and Civil Engineering Construction - 2.2%
26,468	Chicago Bridge & Iron Co N.V. (a)	1,049,721
Petroleum and Coal Products Manufacturing - 4.8%
18,481	Valero Energy Corp.	1,110,708
26,113	Western Refining, Inc.	1,152,106
		2,262,814
Pharmaceutical and Medicine Manufacturing - 2.3%
10,983	Gilead Sciences, Inc.	1,078,421
Poultry and Egg Production - 2.9%
24,781	Cal-Maine Foods, Inc.	1,353,290
Rubber Product Manufacturing - 2.4%
39,282	Goodyear Tire & Rubber Co.	1,152,141
Semiconductor and Other Electronic Component Manufacturing - 2.8%
44,545	Intel Corp.	1,342,586
Shoe Stores - 2.1%
39,009	DSW, Inc.	987,318
Software - 2.5%
43,571	CA, Inc.	1,189,488

The accompanying notes are an integral part of these financial statements.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2015

Shares		Fair Value
Support Activities for Mining - 2.6%
31,666	Oceaneering International, Inc.	$1,243,840
Wholesale Electronic Markets and Agents and Brokers - 3.3%
22,498	Tech Data Corp.	1,541,113
	TOTAL COMMON STOCKS
	(Cost $53,016,567)	47,257,873
	TOTAL INVESTMENTS - 99.8%
	(Cost $53,016,567)	47,257,873
	Other Assets in Excess of Liabilities - 0.2%	84,946
	TOTAL NET ASSETS - 100.0%	$47,342,819

Percentages are stated as a percent of net assets.
(a) Foreign issued security.

The accompanying notes are an integral part of these financial statements.

ValueShares International Quantitative Value ETF
Schedule of Investments
September 30, 2015

Shares		Fair Value
COMMON STOCKS - 99.3%
Australia - 4.1%
17,960	Woodside Petroleum Ltd.	$364,696
22,186	Woolworths Ltd.	386,818
		751,514
Austria - 1.9%
10,237	Oesterreichische Post AG	350,945
Belgium - 2.1%
16,506	bpost S.A.	391,564

France - 9.8%
11,915	Faurecia	369,727
23,129	Metropole Television SA	441,941
7,365	Thales SA	511,640
7,538	Vinci SA	477,669
		1,800,977
Germany - 4.0%
7,977	Aurubis AG	507,181
21,366	RWE AG	242,326
		749,507
Italy - 2.3%
97,464	Enel SpA	434,320
Japan - 50.0%
12,400	Bridgestone Corp.	426,478
33,100	BROTHER INDUSTRIES, Ltd.	395,660
66,400	Citizen Holdings Co., Ltd.	456,080
23,500	Colopl, Inc.	375,326
31,100	COMSYS Holdings, Corp.	368,642
12,600	Fuji Heavy Industries Ltd.	449,846
17,000	Hitachi High-Technologies Corp.	365,182
11,500	HOYA Corp.	374,147
34,900	KINDEN Corp.	440,450
23,500	Mazda Motor Corp.	368,274
54,500	MITSUBISHI MOTORS Corp.	414,321
10,000	mixi., Inc.	340,099
23,000	Namco Bandai Holdings, Inc.	531,072
43,700	NHK SPRING Co., Ltd.	420,735
27,000	NIPPO Corp.	458,009
15,200	Nok Corp.	326,008
24,900	Seiko Epson Corp.	350,155
38,000	Sekisui Chemical Co., Ltd.	396,899

The accompanying notes are an integral part of these financial statements.

ValueShares International Quantitative Value ETF
Schedule of Investments
September 30, 2015

Shares		Fair Value
84,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	$329,796
31,100	Sumitomo Rubber Industries, Ltd.	429,305
23,800	The Yokohama Rubber Co., Ltd.	416,820
22,800	THK Co., Ltd.	359,965
21,800	Toyo Tire & Rubber Co., Ltd.	468,473
		9,261,742
Netherlands - 2.2%
9,433	Koninklijke Boskalis Westminster NV	411,922
New Zealand - 2.0%
86,350	Fletcher Building Ltd.	375,384
Norway - 4.2%
119,266	Norsk Hydro ASA	397,311
21,305	TGS Nopec Geophysical Co. ASA	393,657
		790,968
Switzerland - 2.5%
4,702	Sulzer AG	460,744
United Kingdom - 14.2%
24,012	BHP Billiton PLC	365,056
17,843	easyJet PLC	479,646
53,559	International Consolidated Airlines Group SA	476,404
48,121	John Wood Group PLC	447,688
11,754	Rio Tinto PLC	392,956
9,019	The Berkeley Group Holdings PLC	455,691
		2,617,441
	TOTAL COMMON STOCKS
	(Cost $21,095,895)	18,397,028
	TOTAL INVESTMENTS - 99.3%
	(Cost $21,095,895)	18,397,028
	Other Assets in Excess of Liabilities - 0.7%	132,177
	TOTAL NET ASSETS - 100.0%	$18,529,205

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Assets:
Investments, at fair value	$47,257,873	$18,397,028
Cash	233,061	55,368
Dividends and interest receivable	43,771	89,383
Total Assets	47.534,705	18.541,779
Liabilities:
Accrued investment advisory fees	32,334	12,574
Distribution Payable	159,552	—
Total Liabilities	191,886	12,574
Net Assets	$47,342,819	$18,529,205

Net Assets Consist of:
Capital Stock	$57,935,290	$21,788,933
Undistributed Net Investment Income	2,156	47,796
Undistributed (Accumulated) Net Realized Gain (Loss)	(4,835,933)	(608,657)
Net Unrealized Appreciation (Depreciation) on:
Investments	(5,758,694)	(2,748,785)
Foreign currency	—	49,918
Net assets	$47,342,819	$18,529,205

Calculation of Net Asset Value Per Share:
Net Assets	$47,342,819	$18,529,205
Shares Outstanding (unlimited shares of beneficial interest
authorized, par value)	2,050,000	800,000

Net Asset Value, Redemption Price and Offering Price per Share	$23.09	$23.16

Cost of Investments	$53,016,567	$21,095,895

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2015

	ValueShares U.S. Quantitative Value ETF (1)	ValueShares International Quantitative Value ETF (2)
Investment Income:
Dividend income (net of foreign withholding tax of $2,267 and $40,522, respectively)	$705,483	$396,621
Total investment income	705,483	396,621

Expenses:
Management Fee	284,948	90,848
Total expenses	284,948	90,848

Net Investment Income	420,535	305,773

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(4,836,024)	(598,373)
In-kind redemptions	3,346,494	666,303
Foreign currency	43	(27,389)
	(1,489,487)	40,541
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(5,758,694)	(2,748,785)
Foreign currency	—	49,918
	(5,758,694)	(2,698,867)
Net realized and unrealized gain (loss) on investments	(7,248,181)	(2,658,326)
Net increase (decrease) in net assets resulting from operations	$(6,827,646)	$ (2,352,553)

(1)	Fund commenced operations on October 22, 2014. The information presented is from October 22, 2014 to September 30, 2015.

(2)	Fund commenced operations on December 17, 2014. The information presented is from December 17, 2014 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS
	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
	October 22, 2014 through September 30, 2015	December 17, 2014 through September 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$420,535	$305,773
Net realized gain (loss) on investments	(1,489,487)	40,541
Change in net unrealized appreciation (depreciation) on investments	(5,758,694)	(2,698,867)
Net increase (decrease) in net assets resulting from operations	(6,827,646)	(2,352,553)

Distributions to Shareholders:
Net investment income:
Net investment income	(418,331)	(240,872)
Total distributions to shareholders	(418,331)	(240,872)

Capital Share Transactions:
Proceeds from shares sold	108,570,775	30,161,310
Payments for shares redeemed	(53,981,979)	(9,038,680)
Total increase (decrease) in net assets from net change in capital share transactions	54,588,796	21,122,630
Total increase in net assets	47,342,819	18,529,205
Net Assets:
Beginning of period	—	—
End of period	$47,342,819	$18,529,205

Undistributed Net Investment Income (Loss), End of Period	$2,156	$47,796

Changes in Shares Outstanding

Shares outstanding, beginning of period	—	—
Shares sold	4,104,000	1,150,000
Shares reinvested	—	—
Shares repurchased	(2,054,000)	(350,000)
Shares outstanding, end of period	2,050,000	800,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS FOR THE PERIOD ENDED SEPTEMBER 30, 2015
												Ratios to Average Net Assets

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)1	Net Realized and Unrealized Cain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return2	Net Assets, End Period (,000)	Total Expenses3	Net Investment Income (Loss)	Portfolio Turnover Rate4
Value Shares U.S. Quantitative Value ETF	October 22, 20145 to September 30, 2015	$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$—	$(0.25)	$23.09	(6.72%)	S47,343	0.79%	1.17%	69%

ValueShares International Quantitative Value ETF	December 17, 20145 to September 30, 2015	$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$—	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	2.67%	33%

1	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3	For periods of less than one year, these ratios are annualized.

4	Portfolio turnover. is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.

5	Commencement of operations.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015

NOTE 1 – ORGANIZATION

ValueShares U.S. Quantitative Value ETF and ValueShares International Quantitative Value ETF (individually the “Fund” or collectively the “Funds”) are series of Alpha Architect ETF Trust (the “Trust”),  an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an Investment Company as defined in the Financial  Accounting  Standards  Codification Topic 946-Financial  Services-Investment Companies. The investment objectives of the Funds are to seek long-term capital appreciation by investing in securities that Empowered Funds, LLC (the “Adviser”) believes, based on quantitative analysis, are undervalued at the time of purchase. ValueShares U.S. Quantitative Value ETF commenced operations on October 22, 2014 and ValueShares  International  Quantitative Value  ETF commenced operations on December, 17, 2014.

Shares of the Funds are listed and traded on BATS Global Markets, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. All equity securities that are not traded on a

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Continued)

listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Securities for which quotations are not readily available are valued by a committee established by the Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2015, the Funds did not hold any fair valued securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-
Observable inputs other than quoted prices included in Level I that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive  market,  prices  for  similar  instruments,  interest  rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015:

ValueShares U.S. Quantitative Value ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$47,257,873	$—	$—	$47,257,873
Total Investments in Securities	$47,257,873	$—	$—	$47,257,873

ValueShares International Quantitative Value ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,397,028	$—	$—	$18,397,028
Total Investments in Securities	$18,397,028	$—	$—	$18,397,028
^For further detail on each asset class, see the Schedule of Investments.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2015, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 2 or Level 3 investments during the period.

B.
Foreign  Currency.  Investment  securities  and  other  assets  and  liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated  investment company and distribute substantially all  net  taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended September 30, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold  of being sustained by the applicable tax authority. As of and during the period ended September 30, 2015, the Funds did not have liabilities for any unrecognized tax benefits.  The Funds recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2015, the Funds

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Continued)

did not incur any interest of penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the periods ended September 30, 2015, the following table shows the reclassifications made:

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Continued)

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid in
	Income (Loss)	Gain (Loss)	Capital
ValueShares U.S.Quantitative Value ETF	$ (48)	$(3,346,446)	$3,346,494
ValueShares International Quantitative Value ETF	(17,105)	(649,198)	666,303

J.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (“Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.  The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds in exchange for a single unitary management fee. ValueShares U.S. Quantitative Value ETF pays the Adviser an annual unitary management fee of 0.79% monthly. ValueShares International Quantitative Value ETF paid the Adviser an annualized unitary management fee of 0.99% from December 17, 2014 to December 31, 2014. Effective January 1, 2015, ValueShares International Quantitative Value ETF pays the Adviser an annual fee of 0.79% monthly.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2015, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, are as follows:

Alpha Architect ETF Trust

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Continued)

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$ 74,289,630	$24,276,042
ValueShares International Quantitative Value ETF	$ 12,264,482	$ 4,332,092

There were no purchases or sales of U.S. Government securities during the period.

NOTE 5 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2015 were as follows:

	ValueShares U.S Quantitative Value ETF	ValueShares International Quantitative Value ETF

Tax cost of investments	$ 53,025,766	$ 21,096,725
Gross tax unrealized appreciation	791,244	294,125
Gross tax unrealized depreciation	(6,559,137)	(2,993,822)
Net tax unrealized appreciation	(5,767,893)	(2,699,697)
Undistributed ordinary income	2,156	47,796
Undistributed long-term gain	—	—
Total distributable earnings	2,156	47,796
Other accumulated gain (loss)	(4,826,734)	(607,827)
Total accumulated gain (loss)	$ (10,592,471)	$ (3,259,728)

At September 30, 2015, the Funds had the following capital loss carryforwards:

	Amount	Expires
ValueShares U.S. Quantitative Value ETF	$4,826,734	Indefinite
ValueShares International Quantitative Value ETF	607,827	Indefinite

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the period ended September 30, 2015 was as follows:

Ordinary Income
ValueShares U.S. Quantitative Value ETF	$ 418,331
ValueShares International Quantitative Value ETF	$ 240,872

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT
(Unaudited)

Approval of Advisory Agreements and Board Considerations

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on September 22, 2014, to consider the approval of the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust's administrator, transfer agent and custodian.  In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

Performance. The Board noted that, as each Fund had not yet commenced investment operations, it had no investment performance. The Board also noted that the Adviser had recently commenced operations, but had been successful in advising another exchange-traded fund using different investment strategies. The Board was advised that the Adviser has performed extensive research on the strategies underlying the Funds and that the Adviser had been managing assets following a strategy comparable to the strategy to be used by the Funds for several years and the Board reviewed the performance of that strategy.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the proposed advisory fee and estimated expense ratio for each Fund, the Board also considered the proposed fee and expense ratio versus the fees and expenses charged to other exchange-traded funds. The Board noted that the Adviser did not yet manage any comparable funds and that there were few actively-managed ETFs using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s proposed management fee and estimated expenses with the fees and expenses of comparable funds.

Costs and Profitability. The Board further considered information regarding the estimated profits to be realized by the Adviser in connection with providing services to the Funds. The Board recognized that, because no Fund had yet launched, it was difficult to estimate how profitable the Funds would be to the Adviser. The Board, however, reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board also noted that the Adviser did not have any affiliates that might benefit from Fund operations.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fees for each Fund do not include breakpoints, but concluded that it was premature – before the commencement of investment operations – to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the agreement.

Baker Tilly Virchow Krause, LLP
777 E Wisconsin Ave, 32nd Floor
Milwaukee, WI 53202-5313
United States of America

T: +1 414 777 5500
F: +1 414 777 5555

bakertilly.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Alpha Architect ETF Trust

We have audited the accompanying statement of assets and liabilities of the Alpha Architect ETF Trust. comprised of the ValueShares U.S. Quantitative Value ETF and the ValueShares International Quantitative Value ETF (the “Funds”), including the schedules of investments, as of September 30, 2015, and the related statements of operations, statement of changes in net assets and the financial highlights the periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about wheather the financial statement and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
November 20, 2015

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO/ CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015.	CCO / COO, Alpha Architect (Since 2014) Driector, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Daniel Dorn, Ph.D. 1975	Nominating, Governance, Audit Committees	Since Inception (2014)	Associate Professor of Finance, Drexel University
Michael Pagano, Ph.D. 1962	Nominating, Governance, Audit Committees	Since Inception (2014)	Professor of Finance, Villanova University
Tom Scott 1966	Nominating, Governance, Audit Committees	Since Inception (2014)	Founder, The Nantucket Project

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

	ValueShares U.S Quantitative Value ETF		ValueShares International Quantitative Value ETF
	Period Ended September 30, 2015		Period Ended September 30, 2015

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% Of Total Trade Days

1.00% or more	0	0.0%	13	6.5%
0.75% to 0.999%	3	1.3%	14	7.0%
0.50% to 0.749%	2	0.8%	25	12.6%
0.25% to 0.499%	12	5.0%	44	22.1%
0.00% to 0.249%	151	63.4%	34	17.1%
-0.001% to -0.249%	60	25.2%	28	14.1%
-0.25% to -0.499%	6	2.5%	14	7.0%
-0.50% to -0.749%	3	1.3%	11	5.5%
-0.75% to -0.999%	1	0.4%	3	1.5%
-1.00% or more	0	0.0%	13	6.5%
	238	100.0%	199	100.0%

ALPHA ARCHITECT ETF TRUST
EXPENSE EXAMPLE September 30, 2015 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period Ended September 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period April 1, 2015 to September 30, 2015*

ValueShares U.S. Quantitative Value ETF1
Actual	0.79%	$1,000.00	$847.10	$3.66
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
ValueShares International Value ETF2
Actual	0.79%	$1,000.00	$885.40	$3.73
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.00	4.00

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of April 1, 2015 to September 30, 2015. Then divided by 365.

1 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period from October 22, 2014 (commencement of operations) to September 30, 2015, multiplied by the number of days since commencement of operation to September 30, 2015, then divided by 365.

2 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period from December 17, 2014 (commencement of operations) to September 30, 2015, multiplied by the number of days since commencement of operations to September 30, 2015, then divided by 365.

Alpha Architect ETF Trust

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2015 was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	0.00%

Alpha Architect ETF Trust

Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2015. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
ValueShares International Quantitative Value ETF	$41,012	$ 0.0513	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending September 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY
(Unaudited)

EMPOWERED FUNDS is strongly committed to preserving and safeguarding our clients’ personal financial information. Confidentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the confidentiality and security of our clients’ personal information.

Personal Information
To provide financial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal finances, information about transactions between the client and third parties, information from custodians, banks, or other financial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non-affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “optingout” of the following: sharing for affiliates’ everyday business purposes – information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
EMPOWERED FUNDS has instituted certain technical, administrative and physical safeguards through which EMPOWERED FUNDS seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, EMPOWERED FUNDS realizes the importance of information confidentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
EMPOWERED FUNDS welcomes questions and comments about our Privacy Policy. Please call us at +1.215.882.9983.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Baker Tilly Virchow Krause, LLP
777 E.Wisconsin Avenue, 32nd Floor
Milwaukee, Wisconsin 53202

Legal Counsel
McCarter and English
BNY Mellon Center
1735 Market Street
Suite 700
Philadelphia, PA 19103

ValueShares U.S. Quantitative Value ETF
Symbol – QVAL
CUSIP – 02072L102

ValueShares International Quantitative Value ETF
Symbol – IVAL
CUSIP – 02072L201

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ValueShares U.S. Quantitative Value ETF
	FYE 9/30/2015	FYE 9/30/2014
Audit Fees	$10,750	$0
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$0
All Other Fees	N/A	N/A

ValueShares International Quantitative Value ETF
	FYE 9/30/2015	FYE 9/30/2014
Audit Fees	$10,750	$0
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$0
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Baker Tilly Virchow Krause, LLC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

ValueShares U.S. Quantitative Value ETF
	FYE 9/30/2015	FYE 9/30/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

ValueShares International Quantitative Value ETF
	FYE 9/30/2015	FYE 9/30/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

ValueShares U.S. Quantitative Value ETF
Non-Audit Related Fees	FYE 9/30/2015	FYE 9/30/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ValueShares International Quantitative Value ETF
Non-Audit Related Fees	FYE 9/30/2015	FYE 9/30/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Daniel Dorn, Michael Pagano, Tom Scott.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Alpha Architect ETF Trust

By (Signature and Title   /s/  Wesley Gray
                                     Wesley Gray, President, Principal Executive Officer

Date  December 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Wesley Gray
                                       Wesley Gray, President, Principal Executive Officer

Date  December 9, 2015

By (Signature and Title)*  /s/John R. Vogel
                                       John R. Vogel, Chief Financial Officer and Treasurer

Date   December 9, 2015

* Print the name and title of each signing officer under his or her signature.